Note 20 - Parent Company	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
20.	PARENT COMPANY

Following are condensed financial statements for the Company.

CONDENSED BALANCE SHEET

(Dollar amounts in thousands)	December 31,
	2015	2014
ASSETS
Cash and due from banks	$1,329	$466
Investment securities available for sale	814	783
Investment in nonbank subsidiary	2,418	2,534
Investment in subsidiary bank	73,061	69,514
Other assets	2,475	1,981

TOTAL ASSETS	$80,097	$75,278

LIABILITIES
Trust preferred securities	$8,248	$8,248
Short-term borrowings	9,499	3,136
Other liabilities	43	27
TOTAL LIABILITIES	17,790	11,411

STOCKHOLDERS' EQUITY	62,307	63,867

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$80,097	$75,278

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year Ended December 31,
(Dollar amounts in thousands)	2015	2014	2013

INCOME
Dividends from subsidiary bank	$4,023	$3,142	$2,198
Other	19	8	5
Total income	4,042	3,150	2,203

EXPENSES
Interest expense	290	304	361
Other	860	816	475
Total expenses	1,150	1,120	836

Income before income tax benefit	2,892	2,030	1,367

Income tax benefit	(386)	(378)	(283)

Income before equity in undistributed net income of subsidiaries	3,278	2,408	1,650

Equity in undistributed net income of subsidiaries	3,587	4,772	5,378

NET INCOME	$6,865	$7,180	$7,028

Comprehensive Income (Loss)	$6,712	$11,965	$(600)

CONDENSED STATEMENT OF CASH FLOWS

	Year Ended December 31,
(Dollar amounts in thousands)	2015	2014	2013

OPERATING ACTIVITIES
Net income	$6,865	$7,180	$7,028
Adjustments to reconcile net income to net cash provided by operating activities: Equity in undistributed net income of Middlefield Banking Company	(3,703)	(4,798)	(4,884)
Equity in undistributed net income of Emerald Bank	-	-	(598)
Equity in undistributed net loss of EMORECO	116	26	104
Stock-based compensation expense	18	10	-
Other	(503)	(409)	(253)
Net cash provided by operating activities	2,793	2,009	1,397

FINANCING ACTIVITIES
Net increase (decrease) in short-term borrowings	6,363	(759)	(976)
Purchase of treasury stock	(6,784)	-	-
Common stock issued	-	-	74
Stock options exercised	(7)	(50)	(77)
Proceeds from dividend reinvestment plan	651	590	736
Cash dividends	(2,153)	(2,121)	(2,097)
Net cash used for financing activities	(1,930)	(2,340)	(2,340)

Increase (decrease) in cash	863	(331)	(943)

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	466	797	1,740

CASH AND CASH EQUIVALENTS AT END OF YEAR	$1,329	$466	$797